Group information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) Entity	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of subsidiaries [line items]
Number of joint ventures | Entity	4
Non-controlling interests	₨ 7,934	$ 105	₨ 2,668
RPPL
Disclosure of subsidiaries [line items]
Percentage of non controlling interest	3.11%
Non-controlling interests | ₨	₨ 3,870